Third party reinsurance (Tables)	12 Months Ended
Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Schedule of effects of reinsurance
The effects of reinsurance on Sirius Group's written and earned premiums and on losses and LAE were as follows:

(Millions)	2019	2018	2017
Written premiums:
Direct	$511.2	$454.5	$450.2
Assumed	1,391.5	1,366.5	989.1
Gross written premiums	1,902.7	1,821.0	1,439.3
Ceded	(400.1)	(463.9)	(349.1)
Net written premiums	$1,502.6	$1,357.1	$1,090.2
Earned premiums:
Direct	$481.0	$432.6	$405.7
Assumed	1,357.7	1,236.2	942.2
Gross earned premiums	1,838.7	1,668.8	1,347.9
Ceded	(397.1)	(406.5)	(312.6)
Net earned premiums	$1,441.6	$1,262.3	$1,035.3
Losses and LAE:
Direct	$316.3	$260.5	$294.9
Assumed	1,111.4	819.1	701.3
Gross losses and LAE	1,427.7	1,079.6	996.2
Ceded	(257.4)	(179.6)	(185.0)
Net losses and LAE	$1,170.3	$900.0	$811.2

Schedule of industry loss warranty contracts	The following ILW contracts are currently in force:

Scope	Limit		Trigger		Expiration Date
United States excluding North East, all natural perils	$5.0	million	$40.0	billion	July 5, 2020

Schedule of gross, net recoverable amounts and percentage of total recoverables
The following tables provide a listing of Sirius Group's gross and net recoverable amounts by the reinsurer's Standard & Poor's Financial Services LLC ("Standard & Poor's") rating and the percentage of total recoverables as of December 31, 2019 and 2018. With certain reinsurers if Standard & Poor's rating was not available, an A.M. Best rating was used.

	December 31, 2019
Rating(1)	Gross	Collateral	Net	% of Net Total
AAA	$3.4	$—	$3.4	1%
AA	117.2	14.3	102.9	42%
A	301.8	195.6	106.2	43%
BBB or lower	14.9	13.7	1.2	1%
Not rated	46.9	13.4	33.5	13%
Total	$484.2	$237.0	$247.2	100%
(1)Standard & Poor's ratings as detailed above are: "AAA" (Extremely Strong), "AA" (Very strong), "A" (Strong), and "BBB" (Adequate).

	December 31, 2018
Rating(1)	Gross	Collateral	Net	% of Net Total
AA	$115.1	$1.5	$113.6	35%
A	212.9	45.4	167.5	52%
BBB or lower	19.5	13.3	6.2	2%
Not rated	57.7	23.2	34.5	11%
Total	$405.2	$83.4	$321.8	100%
(1)Standard & Poor's ratings as detailed above are: "AA" (Very strong), "A" (Strong), and "BBB" (Adequate).

Schedule of highest gross recoverable amounts and percentage of total recoverable amount by reinsurer
The following tables provide a listing of the five highest gross recoverable amounts by reinsurer, along with percentage of total recoverable amount, the reinsurer's Standard & Poor's reinsurer rating, and the percentage that the recoverable is collateralized as of December 31, 2019 and 2018:

	December 31, 2019
(Millions)	Balance	% of Total	S&P rating	% Collateralized
Reinsurer:
General Insurance Corporation of India(1)	$143.0	30%	A-	98%
Swiss Reinsurance Companyﾠ Ltd.	44.7	9%	AA-	5%
Berkshire Hathaway,ﾠInc.	34.0	7%	AA+	3%
Lloyd's of London	27.0	6%	A+	30%
Argo Capital Group Ltd.	19.1	4%	A-	89%
(1)Reflects an A.M. Best rating of "A-" (Excellent).

	December 31, 2018
(Millions)	Balance	% of Total	S&P rating	% Collateralized
Reinsurer:
General Insurance Corporation of India(1)	$82.7	20%	A-	97%
Swiss Reinsurance Company Ltd.	44.1	11%	AA-	—%
Berkshire Hathaway, Inc.	39.3	10%	AA+	1%
Argo Capital Group Ltd.	16.7	4%	A-	87%
Lloyd's of London	13.4	3%	A+	5%
(1)Reflects an A.M. Best rating of "A-" (Excellent).